Subsequent events (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended				0 Months Ended		0 Months Ended										0 Months Ended				0 Months Ended			0 Months Ended			3 Months Ended
	Dec. 31, 2011	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 24, 2014 Director [Member] Convertible Notes Payable [Member] Subsequent Event [Member]	Feb. 12, 2014 Director [Member] Convertible Notes Payable [Member] Subsequent Event [Member]	Feb. 24, 2014 Director [Member] Convertible Notes Payable [Member] Subsequent Event [Member]	Feb. 12, 2014 Director [Member] Convertible Notes Payable [Member] Subsequent Event [Member]	Mar. 26, 2013 Director [Member]	Mar. 06, 2013 Director [Member]	Mar. 26, 2013 Director [Member]	Mar. 06, 2013 Director [Member]	Feb. 24, 2014 Chief Executive Officer [Member] Convertible Notes Payable [Member] Subsequent Event [Member]	Feb. 24, 2014 Chief Executive Officer [Member] Convertible Notes Payable [Member] Subsequent Event [Member]	Sep. 18, 2013 Chief Executive Officer [Member]	Aug. 26, 2013 Chief Executive Officer [Member]	Aug. 12, 2013 Chief Executive Officer [Member]	Mar. 06, 2013 Chief Executive Officer [Member]	Jan. 24, 2013 Chief Executive Officer [Member]	Sep. 18, 2013 Chief Executive Officer [Member]	Aug. 26, 2013 Chief Executive Officer [Member]	Aug. 12, 2013 Chief Executive Officer [Member]	Mar. 06, 2013 Chief Executive Officer [Member]	Jan. 24, 2013 Chief Executive Officer [Member]	Jul. 01, 2014 Building [Member] Subsequent Event [Member]	Feb. 03, 2014 Consulting Agreement [Member] Subsequent Event [Member]	Jan. 17, 2014 Line of Credit [Member] Subsequent Event [Member]	Jan. 17, 2014 Line of Credit [Member] Subsequent Event [Member]	Jan. 17, 2014 Line of Credit [Member]	Apr. 28, 2014 Line of Credit [Member]	Jan. 17, 2014 Line of Credit [Member]	Feb. 24, 2014 Convertible Notes Payable [Member] Subsequent Event [Member] Promissory Note on February 24, 2014 [Member]	Feb. 24, 2014 Convertible Notes Payable [Member] Subsequent Event [Member]	Jan. 17, 2014 Subsequent Event [Member] ProV2 Devices [Member]	Mar. 31, 2014 Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																													$ 700,000		$ 900,000	$ 700,000
Line of Credit Facility, Expiration Date																												Jan. 16, 2015		Jan. 16, 2015
Line of Credit Facility, Interest Rate at Period End																													6.00%			6.00%
Payments to Suppliers																																			597,500
Purchase Commitment, Description																																			down payment of 50% for the purchase of 10,000 units of its Pro V2 devices from its supplier
Other Commitments, Description																											entered into a three month consulting agreement
Proceeds from Related Party Debt		475,000	250,000	858,933	562,500	25,000	50,000							25,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%	12.00%			12.00%	12.00%		12.00%						12.00%	12.00%	12.00%	12.00%	12.00%									12.00%
Class of Warrant or Rights Granted		8,060,000		12,229,621	1,372,500	25,000	50,000																										400,000	25,000
Debt Instrument, Face Amount												50,000	50,000								50,000	150,000	50,000	100,000	50,000									25,000
Debt Instrument, Maturity Date						Jul. 15, 2014	Jul. 15, 2014			Sep. 01, 2013	Sep. 01, 2013			Jul. 15, 2014		Apr. 30, 2014	Nov. 30, 2013	Nov. 30, 2013	Sep. 01, 2013	Sep. 01, 2013														Jul. 15, 2014
Research and Development Expense		107,248	249,529	794,663	480,150																															20,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract																										40 months
Lease Expiration Date	Jun. 30, 2014																									Oct. 31, 2017
Operating Leases, Rent Expense, Minimum Rentals	$ 1,907																									$ 5,988